Pension Liabilities, Net (Schedule Of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Liabilities, Net [Abstract]
Discount rate	4.10%	4.20%
Expected return on plan assets	4.40%	3.60%
Rate of compensation increase	3.75%	3.25%